Cash generated from operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash generated from operations
Loss before income tax	¥ (55,058)	¥ (94,173)	¥ (681,314)
Adjustments for:
Finance income	(78)	(155)	(113)
Finance costs	14,474	21,635	27,230
Amortisation of intangible assets	574	395	5,970
Depreciation of property, plant and equipment	65,323	61,091	93,165
Loss on disposal of property, plant and equipment	1,981	20,465	14,349
Loss on disposal of intangible assets		3	1,350
Share of profits of investments accounted for using the equity method			(81)
Fair value loss of investment properties	154
Fair value loss of convertible note	116	26,506	4,240
Convertible note convert into shares	(20,420)
Reversal of contingent consideration			(1,523)
Share-based payment	7,514	27,528	35,463
Impairment of non-current assets			313,959
Unrealised exchange difference			(373)
Loss on disposal of associates	220	2,920
Loss on disposal of subsidiaries	4,860	11,329	21,558
Loss on liquidation of subsidiaries	373
Loss on ceased operation of subsidiaries	813
Total before changes in working capital	20,846	77,544	(166,120)
Changes in working capital:
Inventories	12,272	(294)	(800)
Trade receivables	(3,966)	1,302	3,849
Other receivables, deposits and prepayments	3,088	1,718	34,108
Trade payables	28,019	16,394	4,543
Accruals, other payables and provisions	(9,283)	(104,435)	(52,018)
Contract liabilities	23,330	(66,728)	228,153
Cash flow from operating activities	¥ 74,306	¥ (74,499)	¥ 51,715